Stockholders’ Equity (Details)								3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2022 $ / shares shares	Aug. 09, 2022 shares	Aug. 09, 2022 shares	Jul. 21, 2021 shares	May 13, 2021 USD ($)	May 13, 2021 USD ($)	Apr. 09, 2021 USD ($)	Sep. 30, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Stockholders’ Equity (Details) [Line Items]
Private warrants		398,420	398,420						186
Warrants outstanding	31,118,718									30,276,958
Exercise price per warrant (in Dollars per share) | $ / shares	$ 642.7000								$ 500
Aggregate exercise price of warrant reserve (in Dollars) | $									$ 20,000,000
Totaling warrants								29,158,364	29,158,364
Change in fair value measurements (in Dollars) | $									$ 1,238,000
Stock issued										76,140,000
Preferred stock, shares authorized										10,000,000
Number of vote										1
Consecutive trading										20
Weighted average equity market capitalization (in Dollars) | $										$ 20,000,000,000
Accrued interest converted (in Dollars) | $											$ 3,677,000
Company paid (in Dollars) | $										$ 139,557,000
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per warrant (in Dollars per share) | $ / shares									$ 500
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued								345,794,368	345,794,368	168,693,323	93,099,596
Stock issued								20,264,715	89,152,131
Number of vote										1
Conversion ratio											1
Aggregating principal amount (in Dollars) | $						$ 90,869,000				$ 130,479,000
Accrued interest converted (in Dollars) | $						$ 43,490,000				$ 29,958,000
Shares issued										24,464,994
Conversion of shares											20,779,412
Class A Common Stock [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued										68,742,020
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued								64,000,588	64,000,588		64,000,588
Stock issued									64,000,588
Number of votes after qualifying event										10
Conversion ratio										1
Class B Common Stock [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued										64,000,588
Class B Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Conversion of shares											20,779,412
Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $										$ 75,100,000
Accrued interest converted (in Dollars) | $										$ 23,275,000
Notes Payable, Other Payables [Member] | Class A Common Stock [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion										7,823,306
Affiliated Entity [Member] | Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion										6,921,814
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $							$ 194,810,000
Accrued interest converted (in Dollars) | $							$ 71,764
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars) | $					$ 90,869,000					$ 130,479,000
Accrued interest converted (in Dollars) | $					$ 43,490,000					$ 29,958,000
Shares issued from conversion				10,888,580						11,566,196